Impairment loss on non - financial assets (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment loss recognised in profit or loss, intangible assets		$ (2,705)	$ 0	$ 0
Impairment loss recognised in profit or loss, investment property		(3,849)	0	$ 0
Investment property under construction or development	[1]	(357)	$ (1,405)
Investment property under construction or development [member]
Investment property under construction or development		(1,700)
Intangible assets under development [member]
Impairment loss recognised in profit or loss, intangible assets		$ (1,300)

[1]	As of December 31, 2018, the Bank derecognized the amount of $0.8 million related to IT projects under development, outstanding as of December 31, 2017, in the consolidated financial statement of profit or loss as an impairment loss on non-financial assets.